Marketable debt securities - Changes in financial liabilities at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,191,900
Financial liabilities at end of period	1,259,588	$ 1,191,900
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	96,296
Financial liabilities at end of period	103,062	96,296
Marketable debt securities | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	85,792	77,668
Issues	2,458,603	2,251,910
Redemptions	(2,446,455)	(2,243,323)
Accrued interest	(31)	292
Effect of changes in foreign exchange rates	403	(755)
Financial liabilities at end of period	98,312	85,792
Certificates of deposit (unsecured)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	27,467
Financial liabilities at end of period	22,433	27,467
Certificates of deposit (unsecured) | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Issues	54,486	70,705
Redemptions	(59,578)	(69,455)
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	10,748
Financial liabilities at end of period	5,376	10,748
Structured bank bonds | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Issues	10,710	6,238
Redemptions	(10,294)	(6,190)
Promissory notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	23,577
Financial liabilities at end of period	35,831	23,577
Promissory notes | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Issues	2,382,790	2,174,967
Redemptions	(2,370,551)	(2,167,658)
Unsecured bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	14,798
Financial liabilities at end of period	19,717	14,798
Unsecured bonds | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Issues	10,617
Redemptions	(6,000)
Mortgage-backed bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	148
Financial liabilities at end of period	115	148
Mortgage-backed bonds | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Redemptions	(32)	(20)
Banco Santander Mexico, S.A. | Marketable debt securities | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Issues	2,458,603	2,251,910
Redemptions	(2,446,422)	(2,243,303)
Santander Vivienda, S.A. de C.V., SOFOM, E.R. | Marketable debt securities | Financial liabilities at amortized cost category
Changes in financial instruments, Liabilities
Redemptions	$ (32)	$ (20)